FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Capped Call Options [Member]
Balance	¥ 0	¥ 17,490,323
Foreign exchange loss	0	736,212
Change in fair value of capped call options	0	(18,226,535)
Balance	0	0
Convertible Senior Notes [Member]
Balance	423,739,708	1,506,981,361
Issuance of convertible senior notes	0	0
Foreign exchange loss/(gain)	(844,044)	24,912,521
Change in fair value of convertible senior notes	0	77,304,196
Repurchase of convertible senior notes	(422,829,295)	(1,063,697,015)
Balance	¥ 66,369	¥ 545,501,063